Intangible Assets & Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 71,123	$ 74,100	$ 7,316	$ 0
Goodwill, Ending Balance	111,721	71,123	74,100	7,316
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Goodwill [Line Items]
Goodwill, Beginning Balance		47,311
Acquisition			47,311
Adjustment to Purchase Price Allocation	(624)	(338)
Goodwill, Ending Balance			47,311
Solevo Wellness
Goodwill [Line Items]
Acquisition			$ 19,473
Adjustment to Purchase Price Allocation	1,150	$ (2,639)
Healing Corner Inc [Member]
Goodwill [Line Items]
Acquisition				$ 7,316
Key Stone Shops [Member]
Goodwill [Line Items]
Acquisition	$ 40,072